Reconciliation of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
Income tax benefit computed at U.S. Federal statutory rate (34%)					$ (4,665)	$ (2,546)
U.S. Federal statutory rate					34.00%
State income taxes, net of benefit federal taxes					(686)	(374)
Meals & Entertainment					106	39
Stock for services					393	589
Allowance for Doubtful Accounts					2,081	12
Inventory Reserve xxx					89
Depreciation					40	(456)
Deferred Loan Costs					(464)	(50)
Research & Development Credit					26
Accruals					(7)	(67)
Disposal of Assets						3
Less Valuation Allowance					3,087	2,850
Income tax expense